Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of September 30, 2023 and 2024, intangible assets, net consisted of the following:
	As of September 30,
	2023	2024
Patents	$2,354,460	$2,447,865
Software	614,206	638,573
Subtotal	2,968,666	3,086,438
Accumulated amortization	(395,822)	(1,028,813)
Intangible assets, net	$2,572,844	$2,057,625

Schedule of Amortization of Intangible Asset	The following is a schedule, by fiscal years, of amortization of intangible asset as of September 30, 2024:
Year ending September 30,	Amount
2025	$601,291
2026	601,291
2027	601,291
2028	253,752
Total	$2,057,625